Supplementary cash flow information - Changes in Investing and Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short term investments
Beginning balance of short term investments	$ 0
Cash flow - Purchases	97,996	$ 21,138
Cash flow - Disposals	(90,018)	(31,135)
Non-cash changes - Fair value adjustments	(78)
Non-cash changes - Other	(67)
Ending balance of short term investments	7,833	0
Contingent consideration
Beginning balance contingent consideration	5,440
Contingent consideration milestones paid	2,150	0
Fair value adjustment contingent consideration	(502)
Ending balance contingent consideration	3,792	5,440
Derivative warrants
Cash flow - Proceeds from exercise derivative warrants	8,684	0
Common shares
Beginning balance common shares	(299,815)
Cash flow - Net proceeds from public offering	162,324	7,821
Cash flow - Proceeds from exercise warrants	232	1,905
Cash flow - Proceeds from exercise options	3,912	107
Ending balance common shares	(499,200)	(299,815)
Warrants
Warrants	(971)
Warrants	(906)	(971)
Capital reserve [Abstract]
Beginning balance capital reserve	(17,017)
Non-cash changes - Stock Based Compensation	4,242	1,383
Ending balance capital reserve	(18,360)	(17,017)
Common shares
Common shares
Beginning balance common shares	(299,815)
Cash flow - Net proceeds from public offering	(162,324)
Cash flow - Proceeds from exercise derivative warrants	(8,684)
Cash flow - Proceeds from exercise warrants	(232)
Cash flow - Proceeds from exercise options	(3,912)
Non-cash changes - Conversion to Common Shares	(21,334)
Non-cash changes - Fair value adjustments	(2,899)
Ending balance common shares	(499,200)	(299,815)
Warrants
Warrants
Warrants	(971)
Non-cash changes - Conversion to Common Shares	65
Warrants	(906)	(971)
Contributed surplus
Capital reserve [Abstract]
Beginning balance capital reserve	(17,017)
Non-cash changes - Conversion to Common Shares	2,899
Non-cash changes - Stock Based Compensation	(4,242)
Ending balance capital reserve	(18,360)	(17,017)
Derivative warrants December 28, 2016
Derivative warrants
Beginning balance derivative warrant liabilities	(7,405)
Cash flow - Proceeds from exercise derivative warrants	8,596
Non-cash changes - Conversion to Common Shares	3,825
Non-cash changes - Fair value adjustments	(17,808)
Non-cash changes - Other	3,844
Ending balance derivative warrant liabilities	(8,948)	(7,405)
Derivative warrants February 14, 2014
Derivative warrants
Beginning balance derivative warrant liabilities	(1,733)
Cash flow - Proceeds from exercise derivative warrants	88
Non-cash changes - Conversion to Common Shares	8,760
Non-cash changes - Fair value adjustments	(10,973)
Non-cash changes - Other	1,013
Ending balance derivative warrant liabilities	$ (2,845)	$ (1,733)